Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

21.Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Related parties	Relationship with the Group
Relx Inc.	Controlling shareholder of the Group before and as of April 16, 2021(Share Distribution date) Under common control after the Share Distribution date
Entities within Relx Inc.’s non-PRC operations	Under common control of beneficial owner
Ms. Ying (Kate) Wang	Shareholder of Relx Inc., Chief Executive Officer of the Group
Related Party A	A party that is controlled by an individual who has indirectly significant influence on the Group

(a)	Major related parties transactions were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Expenses allocated from/(to) related parties:
Corporate expenses allocated to Relx Inc. (i)	(6,119)	(11,973)	—
Share‑based compensation expenses allocated from Relx Inc. (ii)	52,714	929,098	474,132
Sales to related parties:
Related Party A (iii)	—	1,416	—
Entity within Relx Inc’s non-PRC operations (iv)	—	—	42,267
Total	46,595	918,541	516,399
(i)	Historically, all corporate back office expenses and salaries of directors and executive officers were paid by the Group. In 2019 and 2020, a portion of these payments related to start-up and operating activities of Relx Inc.’s non-PRC operations was allocated to Relx Inc. and accounted for as amounts due from Relx Inc.. Starting from 2021, Relx Inc. established its own back office operations and the arrangement for shared costs was terminated.
(ii)	Prior to the Share Distribution, share-based compensation expenses were incurred by Relx Inc. and were allocated and pushed down to the Group’s consolidated statements of comprehensive income/(loss). These allocations were based on percentage of revenue between the Group and Relx Inc.’s non-PRC operations. Refer to Notes 1 and 18.
(iii)	In the first quarter of 2020, the Group sold e-vapor products to Related Party A in the ordinary course of the Group’s operating activities at the then selling price to end users. The Group recognized net revenue of RMB1,416 for the year ended December 31, 2020.
(iv)	Since June 2021, the Group has sold certain raw materials to an entity within Relx Inc.’s non-PRC operations, in the ordinary course of the Group’s operating activities, with a total transaction amount of RMB42,267 for the year ended December 31, 2021.

21.Related party transactions (Continued)

(b)The Group also received financing from and provided financing to Relx Inc. and its fellow subsidiaries as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Financing (received from)/provided to related parties:
- Financing proceeds received on behalf of Relx Inc. (i)	—	(273,457)	—
- Financing proceeds paid back to Relx Inc. (i)	32,496	273,457	—
- Funds provided by Relx Inc. (ii)	(644,913)	(1,439,183)	—
- Funds paid back to Relx Inc. (ii)	—	1,264,004	11,174
- Investment prepayment made on behalf of Relx Inc. (iii)	21,006	—	—
- Investment prepayment returned from Relx Inc. (iii)	—	—	(21,006)
- Payments made on behalf of Relx Inc.’s non-PRC operations (iv)	45,664	61,110	—
- Others	—	298	—
Total	(545,747)	(113,771)	(9,832)
(i)	For PS Angel issued together with the First Reorganization and some of Relx Inc. PS issued subsequently, the Group collected proceeds in RMB on behalf of Relx Inc.. The Group had an obligation to pay such proceeds to Relx Inc. once the investors obtained the required foreign exchange approval. These balances were presented as current liabilities as of December 31, 2018 and were paid to Relx Inc. in 2019. In connection with the Series D Financing on September 25, 2020, the Group, through Beijing Wuxin, and a preferred shareholder of Relx Inc. entered into convertible loan agreements with one investor to obtain interest free convertible loans, in the aggregate principal amount of RMB273,457 (the ‘‘September 2020 Loan’’). The Group accordingly received the principal of September 2020 Loan on behalf of Relx Inc. on September 25, 2020. The September 2020 Loan, which was denominated in RMB, should be repaid to such investor once the investor obtains the required foreign exchange approval. The investor should, in turn, use the proceeds to pay the US$ equivalent of RMB273,457 to the preferred shareholder of Relx Inc. and Relx Inc., to obtain 692,911 shares of Series D-1 preferred shares and 554,329 shares of Series D-2 preferred shares of Relx Inc., respectively. The September 2020 Loan should be repaid by the Group to such investor if such approval cannot be obtained in a specified timeframe. The Group received the RMB273,457 proceeds for the September 2020 Loan and were accounted for as increase to amounts due to related parties. The September 2020 Loan of RMB273,457 was repaid by the Group to such investor on November 2, 2020.
(ii)	After the First Reorganization, as Relx Inc. raised US$ proceeds from its equity financing, Relx Inc. provided funding to the Group to support the Group’s business. These fund advances were accounted for as increase to amounts due to related parties. During the years ended December 31, 2019, 2020 and 2021, the Group received funds of RMB644,913 RMB1,439,183 and nil from Relx Inc. and paid back nil, RMB1,264,004 and RMB11,174, respectively.
(iii)	The Group made investment prepayment to an investee on behalf of Relx Inc., as the investee was setting up its overseas holding structure to enable Relx Inc. to hold the investee’s overseas shares. This prepayment was accounted for as an increase to amount due from the related parties as of December 31, 2019. The prepayment was returned to the Group in March 2021.
(iv)	Commencing in 2019, the Group made payments made on behalf of Relx Inc.’s non-PRC operations, consisting mainly of material costs, employee expenses and freight expenses. Such payments were accounted for as increase to amounts due from related parties, based on actual amounts incurred. In 2021, there was no such payment arrangement between the Group and Relx Inc..

21.Related party transactions (Continued)

(c)Major balances with related parties were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due from related parties

Current
- Investment prepayment made on behalf of Relx Inc.(a)	21,006	—
- Sales of products to related party (b)	—	1,936
Total	21,006	1,936

Amounts due to related party
Current
- Funds advance provided by Relx Inc.(a)	(11,174)	—
Total	(11,174)	—
(a)	The net amount of these balances with related parties was RMB9,832 as of December 31, 2020, and all the balance were settled in March and April of 2021.
(b)	The amount of the balance with related party was RMB1,936 as of December 31, 2021, which is the outstanding amount of certain raw material transaction.